Stock-Based Compensation - Schedule of Outstanding and Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Stock Options	4,010,524	2,867,966	2,683,882	2,601,775	3,835,972
Outstanding Weighted Average Contractual Life	6 years 10 months 20 days	6 years 5 months 1 day	6 years 1 month 13 days	6 years 3 months 7 days
Outstanding Weighted Average Exercise Price	$ 17.81	$ 9.80	$ 8.37	$ 8.49
Exercisable Stock Options	1,700,237				1,576,086
Exercisable Weighted Average Contractual Life	4 years 8 months 19 days
Exercisable Weighted Average Exercise Price	$ 11.24
Exercise Price Range $ 0.29 - $ 1.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit	0.29
Exercise price range, upper range limit	$ 1.69
Outstanding Stock Options	446,200
Outstanding Weighted Average Contractual Life	6 years 6 months
Outstanding Weighted Average Exercise Price	$ 0.39
Exercisable Weighted Average Contractual Life	0 years
Exercise Price Range $ 3.70 - $ 11.61 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit	$ 3.70
Exercise price range, upper range limit	$ 11.61
Outstanding Stock Options	1,119,898
Outstanding Weighted Average Contractual Life	4 years 5 months 1 day
Outstanding Weighted Average Exercise Price	$ 9.93
Exercisable Stock Options	1,065,048
Exercisable Weighted Average Contractual Life	4 years 3 months 10 days
Exercisable Weighted Average Exercise Price	$ 9.71
Exercise Price Range $ 13.24 - $ 33.94 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower range limit	13.24
Exercise price range, upper range limit	$ 33.94
Outstanding Stock Options	2,364,126
Outstanding Weighted Average Contractual Life	8 years 2 months 19 days
Outstanding Weighted Average Exercise Price	$ 25.11
Exercisable Stock Options	635,189
Exercisable Weighted Average Contractual Life	5 years 5 months 12 days
Exercisable Weighted Average Exercise Price	$ 13.81